Trade Accounts Receivables, Net - Summary of Unbilled Receivables Concessions Corresponds to Future Collections for Public Services Granted According (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tren Urbano de Lima S.A. [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 743,800	S/ 716,100
Unbilled Receivables Concessions [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	266,776	234,688
Unbilled Receivables Concessions [Member] | Tren Urbano de Lima S.A. [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	235,763	208,205
Unbilled Receivables Concessions [Member] | Survial S.A. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	10,611	16,466
Unbilled Receivables Concessions [Member] | Norvial S.A. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	15,436	2,149
Unbilled Receivables Concessions [Member] | Concesin Canchaque S.A. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	4,401	6,700
Unbilled Receivables Concessions [Member] | Concesionaria Vía Expresa Sur S.A. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 565	S/ 1,168